                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                               SEPARATE ACCOUNT V

                       SUPPLEMENT DATED OCTOBER 13, 1997
                                     TO THE
                        PROSPECTUS DATED APRIL 30, 1997
                     AS SUPPLEMENTED ON SEPTEMBER 18, 1997
                               AND JUNE 13, 1997
                                    FOR THE
                   PROVIDIAN ADVISOR'S EDGE VARIABLE ANNUITY

                                   OFFERED BY
                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                           (A MISSOURI STOCK COMPANY)


Effective October 13, 1997, Providian Advisor's Edge Variable Annuity Contract Owners will be able to invest in the following Portfolios, which are in addition to the thirteen Portfolios previously available for investment (which appear on page one of the Prospectus, as supplemented): the Strong Schafer Value Fund II ("Strong Schafer Value Portfolio"), a series of the Strong Variable Insurance Funds, Inc.; the T. Rowe Price International Stock Portfolio ("T. Rowe Price International Stock Portfolio"), a managed investment portfolio offered by the Endeavor Series Trust; the Dreyfus Small Cap Value Portfolio ("Dreyfus Small Cap Value Portfolio"), a managed investment portfolio offered by the Endeavor Series Trust; and the Enhanced Index Portfolio ("Enhanced Index Portfolio"), a managed investment portfolio offered by the Endeavor Series Trust. The definition of "Portfolio" appearing on Prospectus page four is hereby amended accordingly.

                                   * * * * *

The definition of "Funds" on Prospectus page four is hereby amended to include the Endeavor Series Trust (advised by Endeavor Investment Advisers).

                                   * * * * *

The addition of these Portfolios brings to seventeen the number of Subaccounts of Providian Life and Health Insurance Company's Separate Account V among which Providian Advisor's Edge Variable Annuity Contract Owners may allocate Net Purchase Payments. The number of open-end, diversified investment companies offering Portfolios to Providian Advisor's Edge Variable Annuity Contract Owners is likewise hereby increased from six to seven.

                                   * * * * *


The table on Prospectus page nine showing actual expenses for fiscal year 1996 (as a percentage of each Portfolio's average net assets after fee waiver and/or expense reimbursement, if applicable) is hereby supplemented as follows:

                                                                       Total
                                             Management                Portfolio
                                             and Advisory   Other      Annual
                                             Expenses       Expenses   Expenses
                                             ------------   --------   ---------
Strong Schafer Value Portfolio*                 1.00%        0.20%       1.20%
T. Rowe Price International
      Stock Portfolio**                         0.90%        0.28%       1.18%
Dreyfus Small Cap Value
      Portfolio***                              0.80%        0.12%       0.92%
Enhanced Index
      Portfolio****                             0.75%        0.55%       1.30%

* The expense figures above are based on estimated expenses for fiscal year 1997 (as a percentage of the Portfolio's average net assets after fee waiver and/or expense reimbursement). The expense figures shown reflect anticipated voluntary waivers of a portion of the management fees and/or assumption of expenses. In the absence of these voluntary waivers, the Management and Advisory Expenses, Other Expenses, and Total Portfolio Annual Expenses are estimated to be as follows: 1.00%, 0.21%, and 1.21%, respectively.

** Endeavor Investment Advisers has agreed, until terminated by Endeavor Investment Advisers, to assume expenses of the T. Rowe Price International Stock Portfolio that exceed 1.53%.

*** Endeavor Investment Advisers has agreed, until terminated by Endeavor Investment Advisers, to assume expenses of the Dreyfus Small Cap Value Portfolio that exceed 1.30%.

**** The expense figures above are based on estimated expenses for fiscal year 1997 (as a percentage of the Portfolio's average net assets after fee waiver and/or expense reimbursement). Endeavor Investment Advisers has agreed, until terminated by Endeavor Investment Advisers, to assume expenses of the Enhanced Index Portfolio that exceed 1.30%.

                                   * * * * *

The example on Prospectus page ten illustrating expenses a Contract Owner would incur on a $1,000 Purchase Payment over various periods, assuming (1) a 5% annual rate of return and (2) redemption at the end of each period, is hereby supplemented as follows:

                                                1 Yr.   3 Yrs.  5 Yrs.   10 Yrs.
                                                ------  ------  -------  -------
Strong Schafer Value Portfolio                  $19.13  $59.15  $101.67  $219.95
T. Rowe Price International
     Stock Portfolio                            $18.92  $58.54  $100.64  $217.83
Dreyfus Small Cap Value
     Portfolio                                  $16.30  $50.56  $ 87.14  $189.82
Enhanced Index
     Portfolio                                  $20.13  $62.21  $106.82  $230.50

                                   * * * * *

The table on Prospectus page eleven showing Condensed Financial Information for the period January 1, 1994 through December 31, 1996 is hereby supplemented as follows:

                                             Strong       T. Rowe      Dreyfus
                                             Schafer      Price Int'l  Small Cap
                                             Value        Stock        Value
                                             -------      -----------  ---------
Accumulation unit value as of:
    12/31/96...............................  N/A          N/A          N/A
Number of units outstanding as of:
    12/31/96...............................  N/A          N/A          N/A

                                             Enhanced
                                             Index
                                             --------
Accumulation unit value as of:
    12/31/96 ..............................  N/A
Number of units outstanding as of:
    12/31/96 ..............................  N/A

                                   * * * * *

The following supplements the descriptions of the Funds beginning on Prospectus page thirteen.

ENDEAVOR SERIES TRUST (advised by Endeavor Investment Advisers)

Endeavor Series Trust is a diversified, open-end management investment company that offers a selection of managed investment portfolios. Each portfolio constitutes a separate mutual fund with its own investment objectives and policies. The Fund is organized as a Massachusetts business trust and is registered under the 1940 Act. The Fund currently issues shares of ten portfolios, of which the T. Rowe Price International Stock Portfolio, the Dreyfus Small Cap Value Portfolio, and the Enhanced Index Portfolio are available as part of the Providian Advisor's Edge. Endeavor Investment Advisers serves as the Fund's investment adviser. Rowe Price-Fleming International, Inc. serves as the subadviser to the T. Rowe Price International Stock Portfolio. The Dreyfus Corporation serves as the subadviser to the Dreyfus Small Cap Value Portfolio. J.P. Morgan Investment Management Inc. serves as the subadviser to the Enhanced Index Portfolio.

                                   * * * * *

The description of Strong Variable Insurance Funds, Inc. appearing on Prospectus page fourteen is hereby amended and restated in its entirety as follows:

STRONG VARIABLE INSURANCE FUNDS, INC. (advised by Strong Capital Management,
Inc.)

Strong Variable Insurance Funds, Inc. is an open-end management investment company organized under Wisconsin law and is registered under the 1940 Act. Two series issued by the Fund are available as part of the Providian Advisor's Edge: the Strong International Stock Portfolio and the Strong Schafer Value Portfolio. Strong Capital Management, Inc. serves as the Fund's investment adviser. Schafer Capital Management serves as the subadviser to the Strong Schafer Value Portfolio.

                                   * * * * *

The following supplements the descriptions of the Portfolios beginning on Prospectus page fourteen. For more information concerning the risks associated with each Portfolio's investments, please refer to the applicable underlying Fund prospectus.

Strong Schafer Value Fund II ("Strong Schafer Value Portfolio")

The primary objective of the Strong Schafer Value Portfolio is long-term capital appreciation. The Portfolio seeks to achieve its objective by investing in stocks that offer attractive growth potential but which, for a variety of reasons, are either undervalued or have gone unnoticed by the market. The Fund is managed with a long-term perspective, and stocks are typically held for two or more years, giving the Fund the ability to take full advantage of a company's growth potential.

T. Rowe Price International Stock Portfolio ("T. Rowe Price International Stock Portfolio")

The investment objective of the T. Rowe Price International Stock Portfolio is long-term growth of capital through investments primarily in common stocks and other equity-related securities of established non-U.S. companies.


Dreyfus Small Cap Value Portfolio ("Dreyfus Small Cap Value Portfolio")

The investment objective of the Dreyfus Small Cap Value Portfolio (formerly known as the Value Small Cap Portfolio and prior to that the Quest for Value Small Cap Portfolio) is capital appreciation through investment in a diversified portfolio of equity securities of companies with a median market capitalization of approximately $750 million, provided that under normal market conditions at least 75% of the Portfolio's investments will be in equity securities of companies with capitalizations at the time of purchase between $150 million and $1.5 billion.


Enhanced Index Portfolio ("Enhanced Index Portfolio")

The investment objective of the Enhanced Index Portfolio is to earn a return modestly in excess of the total return performance of the S&P 500 Composite Stock Price Index (including the reinvestment of dividends) ("S&P 500 Index") while maintaining a volatility of return similar to the S&P 500 Index.

                                   * * * * *

There is no assurance that a Portfolio will achieve its stated investment objective.

Additional information concerning the investment objectives and policies of the Portfolios and the investment advisory services and charges can be found in the current prospectuses for the corresponding Funds. The Funds' prospectuses should be read carefully before any decision is made concerning the allocation of Net Purchase Payments to a Portfolio or concerning an Exchange to or from a Portfolio.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                               SEPARATE ACCOUNT V

                       SUPPLEMENT DATED OCTOBER 13, 1997
                                     TO THE
            STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 1997
                        AS SUPPLEMENTED ON JUNE 13, 1997
                                    FOR THE
                   PROVIDIAN ADVISOR'S EDGE VARIABLE ANNUITY
                                      AND
                          DIMENSIONAL VARIABLE ANNUITY

                                   OFFERED BY
                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                           (A MISSOURI STOCK COMPANY)


In connection with the information presented on page two of the Statement of Additional Information, please be aware of the following supplemental information:

Effective October 13, 1997, the following portfolios are available through the Providian Advisor's Edge variable annuity contract:

Federated American Leaders Portfolio
Federated Utility Portfolio
Federated High Income Bond Portfolio
Federated U.S. Government Securities Portfolio
Montgomery Growth Portfolio
SteinRoe Capital Appreciation Portfolio
Strong International Stock Portfolio
Wanger U.S. Small Cap Advisor Portfolio
Wanger International Small Cap Advisor Portfolio
Warburg Pincus International Equity Portfolio
Warburg Pincus Small Growth Portfolio
Strong Schafer Value Portfolio
T. Rowe Price International Stock Portfolio
Dreyfus Small Cap Value Portfolio
Enhanced Index Portfolio

The foregoing list reflects the subtraction of Weiss, Peck & Greer Core Large-Cap Stock Portfolio and Weiss, Peck & Greer Core Small-Cap Stock Portfolio and the addition of Strong Schafer Value Portfolio, T. Rowe Price International Stock Portfolio, Dreyfus Small Cap Value Portfolio, and Enhanced Index Portfolio.

Federated Prime Money Portfolio continues to be available through the Providian Advisor's Edge and Dimensional Variable Annuity contracts.

                                   * * * * *

The list of Subaccounts that had not commenced operations as of 12/31/96 (which list appears on page five of the Statement of Additional Information) is hereby supplemented as follows: Strong Schafer Value Portfolio, T. Rowe Price International Stock Portfolio, Dreyfus Small Cap Value Portfolio, and Enhanced Index Portfolio.

                                   * * * * *

The table on page six of the Statement of Additional Information showing Standardized Average Annual Total Return for the Period Ending 12/31/96 is hereby supplemented as follows:

Subaccount                             One Year  Since Inception
----------                             --------  ---------------
Strong Schafer Value Portfolio         N/A       N/A
T. Rowe Price Int'l Stock Portfolio    N/A       N/A
Dreyfus Small Cap Value Portfolio      N/A       N/A
Enhanced Index Portfolio               N/A       N/A

                                   * * * * *

The table on page seven of the Statement of Additional Information showing Non-Standardized Actual Total Return for the Period Ending 12/31/96 is hereby supplemented as follows:

Subaccount                             One Year  Since Inception
----------                             --------  ---------------
Strong Schafer Value Portfolio         N/A       N/A
T. Rowe Price Int'l Stock Portfolio    N/A       N/A
Dreyfus Small Cap Value Portfolio      N/A       N/A
Enhanced Index Portfolio               N/A       N/A

                                   * * * * *

The table on page eight of the Statement of Additional Information showing Non-Standardized Actual Average Annual Total Return for the Period Ending 12/31/96 is hereby supplemented as follows:

Subaccount                             One Year  Since Inception
----------                             --------  ---------------
Strong Schafer Value Portfolio         N/A       N/A
T. Rowe Price Int'l Stock Portfolio    N/A       N/A
Dreyfus Small Cap Value Portfolio      N/A       N/A
Enhanced Index Portfolio               N/A       N/A

                                   * * * * *

The table on page eight of the Statement of Additional Information showing Non-Standardized Total Return Year-to-Date is hereby supplemented as follows:

                                                 Total Return
Subaccount                                       as of 12/31/96
----------                                       --------------
Strong Schafer Value Portfolio                   N/A
T. Rowe Price Int'l Stock Portfolio              N/A
Dreyfus Small Cap Value Portfolio                N/A
Enhanced Index Portfolio                         N/A

                                   * * * * *

The table on page nine of the Statement of Additional Information showing Non-Standardized One-Year Return is hereby supplemented as follows:

                                                 Non-Standardized
                                                 One-Year Return
Subaccount                                       1996
----------                                       ----------------
Strong Schafer Value Portfolio                   N/A
T. Rowe Price Int'l Stock Portfolio              N/A
Dreyfus Small Cap Value Portfolio                N/A
Enhanced Index Portfolio                         N/A